Property and Equipment	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	March 31, 2024	December 31, 2023
	(Successor)	(Predecessor)
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Less: Accumulated depreciation	(1,701,532)	(1,587,889)
	$853,059	$966,702

Depreciation expense for the period from February 14, 2024 through March 31, 2024 for Successor was $76,287. Predecessor depreciation expense for the period January 1, 2024 through February 13, 2024 and for the three months ended March 31, 2023 was $37,356 and $115,388, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following as of December 31, 2023 and 2022:

	2023	2022
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Less: Accumulated depreciation	(1,587,889)	(1,127,167)
	$966,702	$1,427,424

Depreciation expense was $460,722 and $476,275 for the years ended December 31, 2023 and 2022, respectively.